Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2020
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December, 31
	2019	2020	2020
	RMB	RMB	US$
			(Note 2(e))

ASSETS
Current assets
Cash and cash equivalents	6,967	15,077	2,311
Time deposits	48,748	153,614	23,542
Prepaid expenses and other current assets	3,343	8,684	1,331
Amounts due from inter-company entities	498,925	466,649	71,517
Total current assets	557,983	644,024	98,701
Non-current assets
Time deposits	113,415	2,000	307
Other non-current assets	—	486	74
Total non-current assets	113,415	2,486	381
Total assets	671,398	646,510	99,082

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	7,585	6,533	1,001
Amounts due to inter-company entities	13,828	14,029	2,150
Tax payables	91	548	84
Total current liabilities	21,504	21,110	3,235
Non-current liabilities
Deficit of investments in subsidiaries and VIEs	1,696,552	1,492,338	228,712
Total non-current liabilities	1,696,552	1,492,338	228,712
Total liabilities	1,718,056	1,513,448	231,947
Shareholders’ deficit:
Ordinary shares	205	213	33
Treasury stock	(6,011)	(23,109)	(3,542)
Additional paid-in capital	1,128,079	1,199,014	183,757
Accumulated other comprehensive income	29,971	8,884	1,361
Accumulated deficit	(2,198,902)	(2,051,940)	(314,474)
Total shareholders’ deficit	(1,046,658)	(866,938)	(132,865)
Total liabilities and shareholders’ deficit	671,398	646,510	99,082

Schedule of Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2(e))
Operating expenses:
Product development expenses	—	—	—	—
General and administrative expenses	(14,148)	(11,714)	(16,559)	(2,538)
Share of income/(loss) of subsidiaries and VIEs	(397,991)	(97,293)	155,100	23,770
Total operating expenses	(412,139)	(109,007)	138,541	21,232
Income/(Loss) from operations	(412,139)	(109,007)	138,541	21,232
Impairment loss	(7,364)	—	—	—
Interest income	5,406	5,614	6,149	942
Interest expenses and other expense, net	(2,597)	(517)	2,763	423
Income/(Loss) before income tax expenses	(416,694)	(103,910)	147,453	22,597
Income tax expenses	—	(510)	(491)	(74)
Net income/(loss), all attributable to the Company’s ordinary shareholders	(416,694)	(104,420)	146,962	22,523
Comprehensive income/(loss):
Net income/(loss)	(416,694)	(104,420)	146,962	22,523
Other comprehensive income/(loss)
Foreign currency translation adjustments	16,939	5,356	(21,087)	(3,232)
Total comprehensive income/(loss)	(399,755)	(99,064)	125,875	19,291

Schedule of Condensed Statements of Cash Flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2(e))
Cash flows from operating activities:
Net cash used in operating activities	(3,836)	(6,718)	(14,977)	(2,295)
Cash flows from investing activities:
Placement of time deposits	(224,586)	(167,164)	(49,734)	(7,622)
Withdrawal of time deposits	246,326	169,412	48,635	7,454
Investment in subsidiaries	(68,755)	—	—	—
Net cash provided by/(used in) investing activities	(47,015)	2,248	(1,099)	(168)
Cash flows from financing activities:
Share repurchase program	—	(6,011)	(23,116)	(3,543)
Proceeds from exercise of stock options	1,611	4,334	10,330	1,583
Proceeds from issuance of stocks, net of offering expenses	—	—	39,942	6,121
Net cash provided by/(used in) financing activities	1,611	(1,677)	27,156	4,161
Effect of exchange rate changes on cash and cash equivalents	775	114	(2,970)	(455)
Net increase/(decrease) in cash and cash equivalents	(48,465)	(6,033)	8,110	1,243
Cash and cash equivalents at the beginning of the year	61,465	13,000	6,967	1,068
Cash and cash equivalents at the end of the year	13,000	6,967	15,077	2,311